Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income	$ 5,623	$ 3,763	$ 2,691
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan losses	13,337	13,344	14,671
Depreciation of premises and equipment	2,062	2,278	2,675
Net amortization (accretion) of security premiums/discounts	3,783	2,161	897
(Gain)/Loss on trading account securities	11	(3)	213
(Gain)/Loss on securities transactions	37	(4)	(1,534)
Amortization of intangibles	698	796	934
Stock option and restricted stock grant compensation expense	118	115	160
Gain on sale of mortgage loans	(3,683)	(5,907)	(7,551)
Proceeds from sales of mortgage loans	115,100	186,040	332,576
Loans originated for sale	(110,411)	(180,910)	(324,195)
Deferred federal income tax expense/(benefit)	(1,299)	499	900
Decrease/(increase) in accrued interest receivable and other assets	4,513	6,042	(7,654)
(Decrease) in accrued interest payable and other liabilities	(1,007)	(2,595)	(1,511)
NET CASH FROM OPERATING ACTIVITIES	28,882	25,619	13,272
INVESTING ACTIVITIES
Purchase of trading account securities	0	0	(2,819)
Proceeds from sales of securities available for sale	2,190	7,420	10,222
Proceeds from maturities and calls of securities available for sale	128,048	112,836	90,896
Purchase of securities available for sale	(210,398)	(229,458)	(144,975)
Redemption/(purchase) of Federal Home Loan Bank stock, net	937	881	0
Net (increase)/decrease in portfolio loans	28,015	69,346	14,703
Proceeds from sale of Other Real Estate Owned	6,850	6,645	7,561
Net purchases of premises and equipment	(1,718)	(2,272)	(1,171)
NET CASH USED IN INVESTING ACTIVITIES	(46,076)	(34,602)	(25,583)
FINANCING ACTIVITIES
Net increase in deposits	36,759	34,720	102,149
Net increase/(decrease) in securities sold under agreements to repurchase and overnight borrowings	5,456	1,919	(13,508)
Repayment of notes payable and other borrowings	0	0	(6,353)
Repayment of Federal Home Loan Bank borrowings	(24,201)	(68,605)	(129,658)
Proceeds from Federal Home Loan Bank borrowings	3,000	9,000	74,000
Cash proceeds from issuance of Preferred Stock and Warrants	0	0	33,000
Cash proceeds from issuance of Common Stock	421	392	909
Cash dividends on Preferred Stock	(1,650)	(1,650)	(1,513)
Cash dividends on Common Stock	(313)	(620)	(3,062)
NET CASH FROM/(USED IN) FINANCING ACTIVITIES	19,472	(24,844)	55,964
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,278	(33,827)	43,653
Cash and cash equivalents at beginning of year	73,538	107,365	63,712
CASH AND CASH EQUIVALENTS AT END OF YEAR	75,816	73,538	107,365
Cash paid during the year for:
Interest	13,539	21,597	26,750
Income taxes	1,975	855	1,415
Non cash transfer of loans to other real estate owned	$ 5,948	$ 10,167	$ 11,211